Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid and certain financial performance metrics for our Company.

This information was not referenced or used by management or the Compensation Committee in any way when making compensation decisions and is being provided solely for compliance purposes. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Equity values presented below are calculated in accordance with FASB ASC Topic 718. Use of the term “compensation actually paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ significantly from the compensation actually earned, realized or received by the individuals and the compensation decisions described in the section entitled “Executive Compensation—Compensation Discussion and Analysis” of this proxy statement.

As described in more detail above in the section entitled “Executive Compensation—Compensation Discussion and Analysis— Primary Elements of Executive Compensation Program,” while we utilize several performance measures to align executive compensation with our performance, as a general matter, we do not use financial performance measures when setting compensation goals and making compensation decisions for our executive officers, except for certain performance-based equity awards with both market and service conditions granted to our Chief Executive Officer in August 2022. Our annual performance-based cash incentive program is designed to align, motivate and reward our executives for short-term achievement based on defined annual corporate goals and to reward our executives for individual achievement towards these goals. Moreover, our long-term equity incentive award program, which is an integral part of our executive compensation program, is designed to align our executive officers’ interests with those of our shareholders by providing a continuing financial incentive to maximize long-term value for our shareholders and by encouraging our executive officers to continue in our service for the long-term. Such equity-incentive awards, including stock options, provide value only if the executive officer continues in our service over the vesting period and, in the case of stock options, only if the market price of our common shares increases.

The peer group total stockholder return, or TSR, set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The TSR measurement period is the period beginning at market close on the last trading day before the earliest fiscal year in the table below, through and including the end of the fiscal year for which cumulative total shareholder return is being calculated. The closing price has been converted into a fixed investment of $100, and the amounts included in the table above represent the value of such fixed investment based on the cumulative shareholder returns as of the end of that year. Historical stock performance is not necessarily indicative of future stock performance.

Due to our status as a clinical-stage biopharmaceutical company whose primary focus is research and development of our product candidates and because we are not yet a commercial-stage company, we did not have any revenue during the periods presented, other than (a) non-recurring revenue in 2021 associated with our collaboration agreements with Vertex and an upfront payment we received in connection with the amendment and restatement of our joint development and commercialization agreement with Vertex and (b) non-recurring revenue in 2023 and 2024 associated with the achievement of certain milestones under our amended and restated joint development and commercialization agreement with Vertex and our non-exclusive license agreement with Vertex. Consequently, we have not historically utilized net (loss) income as a performance measure for our executive compensation program. As a result, we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our NEOs during the periods presented. For additional information about how we align executive compensation with company performance, please see the section entitled “Executive Compensation—Compensation Discussion and Analysis.”

Last, as stated above, we do not generally use financial performance measures when setting compensation goals and making compensation decisions for our executive officers, except for certain performance-based equity awards with both market and service conditions granted to our Chief Executive Officer in August 2022. Accordingly, although we did not use any financial performance measures to link executive compensation to our financial performance in 2021, 2023, 2024 or 2025 we have included “stock price” as our “company selected measure” in the below table which reflects the average price of our common shares for the thirty-day period ending December 31, 2025, 2024, 2023, 2022 and 2021.

					Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Shareholder Return ($)	Peer Group Shareholder Return ($)	Net (Loss) Income ($ in thousands)	Company Stock Price ($)
2025	7,678,477	21,973,308	3,603,846	5,862,897	34.25	119.92	(581,599)	54.68
2024	33,175,626	10,016,562	5,590,940	4,657,955	64.63	113.84	(366,252)	46.13
2023	12,322,196	24,808,888	2,611,791	4,800,818	102.78	115.42	(153,610)	65.91
2022	20,734,359	1,727,717	3,860,812	2,095,985	66.74	111.27	(650,175)	49.67

2021	17,037,015	(27,368,684)	5,646,542	(2,811,574)	124.42	124.89	377,661	77.98

(1)
The PEO and Non-PEO NEOs included in the above compensation columns reflect the following:

Year	CEO/PEO	Non-PEO NEOs
2025	Samarth Kulkarni, Ph.D.	Raju Prasad, Ph.D., James R. Kasinger, Naimish Patel, M.D., Julianne Bruno, M.B.A.
2024	Samarth Kulkarni, Ph.D.	Raju Prasad, Ph.D., Julianne Bruno, M.B.A., James R. Kasinger, Naimish Patel, M.D.
2023	Samarth Kulkarni, Ph.D.	Raju Prasad, Ph.D., James R. Kasinger, Phuong Khanh Morrow, M.D. FACP, Rodger Novak, M.D., Brendan Smith
2022	Samarth Kulkarni, Ph.D.	Brendan Smith, James R. Kasinger, Lawrence O. Klein, Ph.D., Phuong Khanh Morrow, M.D. FACP, Rodger Novak, M.D.
2021	Samarth Kulkarni, Ph.D.	Brendan Smith, James R. Kasinger, Lawrence O. Klein, Ph.D., Tony W. Ho, M.D., Michael J. Tomsicek
(2)
“Compensation Actually Paid” to the PEO reflects the following adjustments from total compensation reported in the “Summary Compensation Table”:

		PEO
Adjustments to Determine Compensation “Actually Paid” for PEO ($)	2025	2024	2023	2022	2021
Total Compensation per Summary Compensation Table	7,678,477	33,175,626	12,322,196	20,734,359	17,037,015
Less: Stock and option award amounts per Summary Compensation Table	(6,243,762)	(31,780,625)	(10,967,395)	(19,424,359)	(15,774,627)
Plus: The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	8,562,084	21,536,794	15,014,722	8,521,013	7,425,803
The amount of change as of the end of the covered fiscal year in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year from the end of the prior fiscal year	6,705,798	(13,273,053)	6,163,189	(6,017,784)	(20,341,274)
For awards granted in the covered fiscal year that vest in the covered fiscal year, the amount equal to the fair value as of the vesting date	700,008	539,154	1,287,727	918,718	1,198,494
For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date in fair value from the end of the prior fiscal year	4,736,531	(181,334)	988,449	(3,004,230)	(16,914,095)
Less: For awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year	(165,828)	—	—	—	—
Plus: Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—	—	—
Total Adjustments	14,294,831	(23,159,064)	12,486,692	(19,006,642)	(44,405,699)
Compensation Actually Paid	21,973,308	10,016,562	24,808,888	1,727,717	(27,368,684)
(3)
The average “Compensation Actually Paid” to the Non-PEO NEOs reflects the following adjustments from total compensation reported in the “Summary Compensation Table”:

		Non-PEO NEOs
Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs ($)	2025 Average	2024 Average	2023 Average	2022 Average	2021 Average
Total Compensation per Summary Compensation Table	3,603,846	5,590,940	2,611,791	3,860,812	5,646,542
Less: Stock and option award amounts per Summary Compensation Table	(1,481,467)	(2,431,401)	(1,084,503)	(1,647,420)	(2,363,065)
Plus: The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	2,862,280	2,824,227	2,931,678	1,509,363	2,246,917

The amount of change as of the end of the covered fiscal year in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year from the end of the prior fiscal year	806,730	(1,443,164)	534,860	(1,256,206)	(5,483,881)
For awards granted in the covered fiscal year that vest in the covered fiscal year, the amount equal to the fair value as of the vesting date	242,563	121,865	122,958	184,940	254,538
For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date in fair value from the end of the prior fiscal year	371,537	(4,512)	296,209	(555,504)	(3,112,625)
Less: For awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year	(542,592)	—	(612,175)	—	—
Plus: Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—	—	—
Total Adjustments	2,259,051	(932,985)	2,189,027	(1,764,827)	(8,458,116)
Compensation Actually Paid	5,862,897	4,657,955	4,800,818	2,095,985	(2,811,574)

Company Selected Measure Name	Stock Price
Named Executive Officers, Footnote
(1)
The PEO and Non-PEO NEOs included in the above compensation columns reflect the following:

Year	CEO/PEO	Non-PEO NEOs
2025	Samarth Kulkarni, Ph.D.	Raju Prasad, Ph.D., James R. Kasinger, Naimish Patel, M.D., Julianne Bruno, M.B.A.
2024	Samarth Kulkarni, Ph.D.	Raju Prasad, Ph.D., Julianne Bruno, M.B.A., James R. Kasinger, Naimish Patel, M.D.
2023	Samarth Kulkarni, Ph.D.	Raju Prasad, Ph.D., James R. Kasinger, Phuong Khanh Morrow, M.D. FACP, Rodger Novak, M.D., Brendan Smith
2022	Samarth Kulkarni, Ph.D.	Brendan Smith, James R. Kasinger, Lawrence O. Klein, Ph.D., Phuong Khanh Morrow, M.D. FACP, Rodger Novak, M.D.
2021	Samarth Kulkarni, Ph.D.	Brendan Smith, James R. Kasinger, Lawrence O. Klein, Ph.D., Tony W. Ho, M.D., Michael J. Tomsicek

PEO Total Compensation Amount	$ 7,678,477	$ 33,175,626	$ 12,322,196	$ 20,734,359	$ 17,037,015
PEO Actually Paid Compensation Amount	$ 21,973,308	10,016,562	24,808,888	1,727,717	(27,368,684)
Adjustment To PEO Compensation, Footnote
(2)
“Compensation Actually Paid” to the PEO reflects the following adjustments from total compensation reported in the “Summary Compensation Table”:

		PEO
Adjustments to Determine Compensation “Actually Paid” for PEO ($)	2025	2024	2023	2022	2021
Total Compensation per Summary Compensation Table	7,678,477	33,175,626	12,322,196	20,734,359	17,037,015
Less: Stock and option award amounts per Summary Compensation Table	(6,243,762)	(31,780,625)	(10,967,395)	(19,424,359)	(15,774,627)
Plus: The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	8,562,084	21,536,794	15,014,722	8,521,013	7,425,803
The amount of change as of the end of the covered fiscal year in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year from the end of the prior fiscal year	6,705,798	(13,273,053)	6,163,189	(6,017,784)	(20,341,274)
For awards granted in the covered fiscal year that vest in the covered fiscal year, the amount equal to the fair value as of the vesting date	700,008	539,154	1,287,727	918,718	1,198,494
For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date in fair value from the end of the prior fiscal year	4,736,531	(181,334)	988,449	(3,004,230)	(16,914,095)
Less: For awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year	(165,828)	—	—	—	—
Plus: Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—	—	—
Total Adjustments	14,294,831	(23,159,064)	12,486,692	(19,006,642)	(44,405,699)
Compensation Actually Paid	21,973,308	10,016,562	24,808,888	1,727,717	(27,368,684)

Non-PEO NEO Average Total Compensation Amount	$ 3,603,846	5,590,940	2,611,791	3,860,812	5,646,542
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,862,897	4,657,955	4,800,818	2,095,985	(2,811,574)
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The average “Compensation Actually Paid” to the Non-PEO NEOs reflects the following adjustments from total compensation reported in the “Summary Compensation Table”:

		Non-PEO NEOs
Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs ($)	2025 Average	2024 Average	2023 Average	2022 Average	2021 Average
Total Compensation per Summary Compensation Table	3,603,846	5,590,940	2,611,791	3,860,812	5,646,542
Less: Stock and option award amounts per Summary Compensation Table	(1,481,467)	(2,431,401)	(1,084,503)	(1,647,420)	(2,363,065)
Plus: The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	2,862,280	2,824,227	2,931,678	1,509,363	2,246,917

The amount of change as of the end of the covered fiscal year in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year from the end of the prior fiscal year	806,730	(1,443,164)	534,860	(1,256,206)	(5,483,881)
For awards granted in the covered fiscal year that vest in the covered fiscal year, the amount equal to the fair value as of the vesting date	242,563	121,865	122,958	184,940	254,538
For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date in fair value from the end of the prior fiscal year	371,537	(4,512)	296,209	(555,504)	(3,112,625)
Less: For awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year	(542,592)	—	(612,175)	—	—
Plus: Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—	—	—
Total Adjustments	2,259,051	(932,985)	2,189,027	(1,764,827)	(8,458,116)
Compensation Actually Paid	5,862,897	4,657,955	4,800,818	2,095,985	(2,811,574)

Compensation Actually Paid vs. Total Shareholder Return	The first graph compares our PEO and average non-PEO NEO Compensation Actually Paid versus our TSR and our peer group TSR, and also compares our TSR versus our peer group TSR:
Compensation Actually Paid vs. Net Income	The second graph compares our PEO and average non-PEO NEO Compensation Actually Paid versus our net (loss) income:
Compensation Actually Paid vs. Company Selected Measure

The third graph compares the Compensation Actually Paid to our PEO and the average amount of Compensation Actually Paid to our Non-PEO NEOs during the periods presented and sets forth the relationship between compensation actually paid to our PEO and the average amount of compensation actually paid to our Non-PEO NEOs during the periods presented and the Company’s average stock price for the thirty-day period ending December 31, 2021, 2022, 2023, 2024 and 2025:

Total Shareholder Return Vs Peer Group	The first graph compares our PEO and average non-PEO NEO Compensation Actually Paid versus our TSR and our peer group TSR, and also compares our TSR versus our peer group TSR:
Tabular List, Table

Tabular List

Item 402(v) of Regulation S-K requires us to identify the most important financial measure that we used to link compensation actually paid to our NEOs to Company performance for the most recently completed fiscal year, or the “Company-Selected Measure”. As discussed above, in 2022, we granted performance-based equity awards to our Chief Executive Officer that contain both market-based and service-based vesting conditions. As a result, stock price is our Company-Selected Measure solely by virtue of being our only financial measure and was one of many factors considered in determining the compensation paid to our NEOs in 2022. Further, this financial performance measure applies solely to an award made to our Chief Executive Officer in 2022. No financial performance measures are used to link pay to performance for our non-PEO NEOs. Further, we did not use any financial performance measures to link executive compensation to our financial performance in 2021, 2023, 2024 or 2025.

Total Shareholder Return Amount	$ 34.25	64.63	102.78	66.74	124.42
Peer Group Total Shareholder Return Amount	119.92	113.84	115.42	111.27	124.89
Net Income (Loss)	$ (581,599,000)	$ (366,252,000)	$ (153,610,000)	$ (650,175,000)	$ 377,661,000
Company Selected Measure Amount	54.68	46.13	65.91	49.67	77.98
PEO Name	Samarth Kulkarni, Ph.D.	Samarth Kulkarni, Ph.D.	Samarth Kulkarni, Ph.D.	Samarth Kulkarni, Ph.D.	Samarth Kulkarni, Ph.D.
Additional 402(v) Disclosure

Analysis of the Information Presented in the Pay Versus Performance Table

As required by Item 402(v) of Regulation S-K, we are also providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable year.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,294,831	$ (23,159,064)	$ 12,486,692	$ (19,006,642)	$ (44,405,699)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,243,762)	(31,780,625)	(10,967,395)	(19,424,359)	(15,774,627)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,562,084	21,536,794	15,014,722	8,521,013	7,425,803
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,705,798	(13,273,053)	6,163,189	(6,017,784)	(20,341,274)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	700,008	539,154	1,287,727	918,718	1,198,494
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,736,531	(181,334)	988,449	(3,004,230)	(16,914,095)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(165,828)	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,259,051	(932,985)	2,189,027	(1,764,827)	(8,458,116)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,481,467)	(2,431,401)	(1,084,503)	(1,647,420)	(2,363,065)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,862,280	2,824,227	2,931,678	1,509,363	2,246,917
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	806,730	(1,443,164)	534,860	(1,256,206)	(5,483,881)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,563	121,865	122,958	184,940	254,538
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	371,537	(4,512)	296,209	(555,504)	(3,112,625)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(542,592)	0	(612,175)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0